FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES - Summary of Foreign Currency Contracts (Details) - Foreign Exchange Contract - Designated as Hedging Instrument $ in Millions	Sep. 27, 2019 USD ($)
Buy contracts
Derivatives, Fair Value [Line Items]
Notional Value	$ 11.5
Buy contracts | Japanese yen
Derivatives, Fair Value [Line Items]
Notional Value	0.9
Buy contracts | Swiss franc
Derivatives, Fair Value [Line Items]
Notional Value	0.0
Buy contracts | Chinese renminbi
Derivatives, Fair Value [Line Items]
Notional Value	1.8
Buy contracts | Euro
Derivatives, Fair Value [Line Items]
Notional Value	8.8
Sell contract
Derivatives, Fair Value [Line Items]
Notional Value	(1.0)
Sell contract | Japanese yen
Derivatives, Fair Value [Line Items]
Notional Value	0.0
Sell contract | Swiss franc
Derivatives, Fair Value [Line Items]
Notional Value	(1.0)
Sell contract | Chinese renminbi
Derivatives, Fair Value [Line Items]
Notional Value	0.0
Sell contract | Euro
Derivatives, Fair Value [Line Items]
Notional Value	$ 0.0